Risks and Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 13,007,571	R$ 10,214,435
Financial liabilities, fair value	R$ 23,998,204	R$ 19,997,517
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 1,308,928	R$ 1,666,092
Financing [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 1,308,928	R$ 1,666,092
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 10,186,947	R$ 7,268,742
Debentures [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 5,363,621	R$ 5,603,669
Debentures 2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 1,093,365	R$ 1,030,891
Debentures 2 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 1,093,365	R$ 1,030,891
Cash and bank [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 405,081	R$ 284,992
Financial investments in local currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 2,241,852	R$ 1,780,939
Financial investments in local currency [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 2,241,852	R$ 1,780,939
Financial investments in foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 14,561	R$ 49,448
Financial investments in foreign currency [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 14,561	R$ 49,448
Fixed-income securities and funds in local currency1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 3,643,286	R$ 1,937,967
Fixed-income securities and funds in local currency1 [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 3,643,286	R$ 1,937,967
Fixed-income securities and funds in local currency 2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 31,315	R$ 595,816
Fixed-income securities and funds in local currency 2 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 31,315	R$ 595,816
Fixed-income securities and funds in local currency 3 [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 75,251	R$ 76,904
Fixed-income securities and funds in foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 1,278,940	R$ 303,417
Fixed-income securities and funds in foreign currency [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	30,245	18,985
Fixed-income securities and funds in foreign currency [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	1,248,695	284,432
Currency interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 981,874	R$ 682,615
Commodities currency and interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 981,874	R$ 682,615
Financial liabilities, fair value	117,159	29,985
Commodities currency and interest rate hedging instruments [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	981,874	682,615
Financial liabilities, fair value	R$ 117,159	R$ 29,985
Trade receivables [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 3,369,766	R$ 3,663,247
Reseller Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 965,645	R$ 839,090
Lease Payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 1,833,288	R$ 1,588,673
Trade Payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 4,008,457	R$ 2,678,808
Subscription warrants indemnification [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 86,439	R$ 130,657
Subscription warrants indemnification [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 86,439	R$ 130,657